RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS	12 Months Ended
Mar. 31, 2026
Restructuring, Integration and Acquisition costs [Abstract]
RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS	RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS

	2026	2025
Impairment of non-financial assets – net	$58.9	$5.2
Severances and other employee related costs	13.2	33.9
Integration and acquisition costs	—	11.5
Other costs	12.3	5.9
Total restructuring, integration and acquisition costs	$84.4	$56.5

Year ended March 31, 2026
On November 11, 2025, the Company announced a transformation plan to simplify its structure, sharpen its focus and strengthen execution. The transformation focuses on streamlining the Company's organizational structure, assessing its portfolio, tightening its capital discipline, and optimizing its operational performance. For the year ended March 31, 2026, costs related to this program totalled $84.4 million and included $58.9 million of impairment of non-financial assets and $13.2 million of severances and other employee related costs. Impairment of non‑financial assets included impairments of capitalized development costs principally within Civil Aviation of $31.9 million related to technologies no longer aligned with the Company’s strategic focus, inventory write‑downs of $9.7 million within Civil Aviation and $8.0 million within Defense and Security associated with revised product designs and manufacturing requirements and the Company’s portfolio simplification, as well as impairments of simulators within Civil Aviation of $9.3 million.

Year ended March 31, 2025
During the fourth quarter of fiscal 2024, the Company announced that it would streamline its operating model and portfolio, optimize its cost structure and create efficiencies. This restructuring program was completed in the second quarter of fiscal 2025. In fiscal 2025, costs related to this program totalled $40.6 million and included $29.4 million of severances and other employee related costs and $5.2 million of impairment of non-financial assets. Impairment of non-financial assets primarily included the impairment of property, plant and equipment, intangible assets and right‑of‑use assets related to the termination of certain product offerings within the Civil Aviation segment.

In the second quarter of fiscal 2025, the integration activities associated with the fiscal 2022 acquisition of Sabre’s AirCentre airline operations portfolio (AirCentre) were completed. For the year ended March 31, 2025, restructuring, integration and acquisition costs associated with AirCentre amounted to $15.9 million.